LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 1,898,377	¥ 1,053,482
Letter of Credit
Loans and Borrowings
Total working capital and project financing credit facilities	3,181,278
Unused amount	968,878
Loan drew down	2,212,400
Debt issuance costs	74,246
Letter of Credit | Short-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	239,777
Letter of Credit | Long-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 1,898,377